IMPAIRMENT OF NONFINANCIAL ASSETS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
IMPAIRMENT OF NONFINANCIAL ASSETS
Period of assessment of value of goodwill	5 years	5 years
Growth rate	4.50%	4.50%
Discount rate applied to cash flow projections	10.22%	11.15%
Discount rate for estimated future cash flows before tax	11.38%	13.99%
Inflation rate	3.80%	4.00%
Impairment loss	R$ 0	R$ 0
Non-financial assets | Discount rate
IMPAIRMENT OF NONFINANCIAL ASSETS
Percentage points increase	1.00%	1.00%
Percentage points decrease	1.00%	1.00%
Non-financial assets | Perpetuity growth rates
IMPAIRMENT OF NONFINANCIAL ASSETS
Percentage points increase	0.50%	0.50%
Percentage points decrease	0.50%	0.50%
Non-financial assets | OIBDA Margin
IMPAIRMENT OF NONFINANCIAL ASSETS
Percentage points increase	2.00%	2.00%
Percentage points decrease	2.00%	2.00%
Non-financial assets | Capex/Revenues Margin
IMPAIRMENT OF NONFINANCIAL ASSETS
Percentage points increase	1.50%	1.50%
Percentage points decrease	1.50%	1.50%